Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Investments in associates and joint ventures [line items]
Amount	$ 20,330,138	$ 9,564,517	$ 724,008
WINAICO IMMOBILIEN GMBH [member]
Investments in associates and joint ventures [line items]
Percentage of ownership or voting rights, Joint ventures		44.78%
FARADAY TECHNOLOGY CORP. (FARADAY) [member]
Investments in associates and joint ventures [line items]
Amount	$ 1,583,971	$ 1,473,028
Percentage of ownership or voting rights, Associates	13.78%	13.78%
UNIMICRON TECHNOLOGY CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 9,072,632
Percentage of ownership or voting rights, Associates	13.36%
CLIENTRON CORP. [member]
Investments in associates and joint ventures [line items]
Amount		$ 276,515
Percentage of ownership or voting rights, Associates		21.90%
MTIC HOLDINGS PTE. LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 26,966	$ 18,157
Percentage of ownership or voting rights, Associates	45.44%	45.44%
PURIUMFIL INC.[Member]
Investments in associates and joint ventures [line items]
Amount	$ 6,206	$ 7,164
Percentage of ownership or voting rights, Associates	44.45%	44.45%
UNITECH CAPITAL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 823,185	$ 642,660
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,481,874	$ 2,281,631
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,312,698	$ 1,686,502
Percentage of ownership or voting rights, Associates	36.49%	36.49%
YANN YUAN INVESTMENT CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 3,554,979	$ 2,761,821
Percentage of ownership or voting rights, Associates	30.87%	30.87%
HSUN CHIEH CAPITAL CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 195,675	$ 122,060
Percentage of ownership or voting rights, Associates	40.00%	30.00%
VSENSE CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 941	$ 592
Percentage of ownership or voting rights, Associates	23.98%	25.90%
UNITED LED CORPORATION HONG KONG LIMITED [member]
Investments in associates and joint ventures [line items]
Amount	$ 96,026	$ 121,973
Percentage of ownership or voting rights, Associates	25.14%	25.14%
TRANSLINK CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount	$ 174,985	$ 172,414
Percentage of ownership or voting rights, Associates	10.38%	10.38%